Convertible Securities Payable - Schedule of Convertible Securities Payable (Details) - 12 months ended Dec. 31, 2025	MYR (RM)	USD ($)
Schedule of Convertible Securities Payable [Abstract]
At beginning of year
Addition	84,895,915	20,905,175
Conversion	(20,725,509)	(5,103,548)
At end of year	RM 64,170,406	$ 15,801,627